Composition of the Main Items of the Consolidated Statement of Financial Situation and Comprehensive Results - Summary of Service Fee Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of service fee expense [line items]
Commissions paid	$ 1,364,684	$ 1,178,993
Export and foreign currency operations	53,496	41,434
Total	$ 1,418,180	$ 1,220,427